Share capital (Details Narrative)	1 Months Ended									12 Months Ended
	Aug. 15, 2025 USD ($) $ / shares shares	Apr. 14, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 05, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 30, 2023 shares	Mar. 25, 2022	Feb. 17, 2021	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 07, 2024 $ / shares shares	Sep. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Shares issued							10,024
Volume Weighted Average | $ / shares						$ 3.99
Extension fee | $						$ 40
Extension fee price | $ / shares					$ 30.01
Consulting share issued												42,157
Share issued price | (per share)			$ 2.15									$ 5.43
Common share issued			5,175,000
Total Equity | $			$ 11,789,000							$ 31,127,000	$ 8,585,000		$ 7,146,000
Share issuance cost | $			$ 206,000							$ 11,582,000
Over allotment option			776,250
Outstanding options										23,500
Outstanding options increase										4,700,000
Description related to stock option plan								Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000.	Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000.
Description of stock based compensation										options exercised, the share price at the time of exercise was between CDN $3.54-$8.20. Total stock-based compensation expense recognized during the year ended September 30, 2025, was $1,756 (2024: $2,155).
No of options	340,000	514,000		443,000
Share price | $ / shares	$ 4.67	$ 2.44		$ 3.44
Exercise price | $ / shares	$ 4.67	$ 2.44		$ 3.44
Average expected life in years	3 months	10 years		10 years
Expected Volatility	61.17%	84.59%		87.98%
Risk-free weighted interest rate	4.50%	2.96%		3.58%
Dividend yield				0.00%
Fair-value of options granted | $	$ 244	$ 1,066		$ 1,316,000
Derivative Warrants [Member]
IfrsStatementLineItems [Line Items]
Expected Volatility										87.03%	52.72%
Risk-free weighted interest rate										2.49%	2.94%
Derivative warrants										67,841	912,841
Derivative warrants liability description										the expected warrant life (in years) of 0.11 years (September 30, 2024: 1.1). A 10% of change in any assumption would result in the change in derivative warrant liability between $1 (September 30, 2024: ($51)) and $(1) (September 30, 2024: $51).